Restructuring Charges Accruals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020
Restructuring Reserve [Roll Forward]
Beginning balance at January 1, 2020	$ 1,214	$ 0
Restructuring charges	1,595
Payments and utilization	(285)
Changes in estimates	(96)
Ending balance at December 31, 2020	1,214	0
Personnel cost [Member]
Restructuring Reserve [Roll Forward]
Beginning balance at January 1, 2020	1,170	0
Restructuring charges	1,371
Payments and utilization	(105)
Changes in estimates	(96)
Ending balance at December 31, 2020	1,170	0
Facility closure cost [Member]
Restructuring Reserve [Roll Forward]
Beginning balance at January 1, 2020	0	0
Restructuring charges	80
Payments and utilization	(80)
Changes in estimates	0
Ending balance at December 31, 2020	0	0
Other restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance at January 1, 2020	44	0
Restructuring charges	144
Payments and utilization	(100)
Changes in estimates	0
Ending balance at December 31, 2020	$ 44	$ 0